Related party transactions (Tables)	3 Months Ended
Mar. 31, 2019
Related party transactions
Schedule of Related Party Transactions
Service agreements and products with related parties
in € THOUS
	For the three months endedMarch 31, 2019		For the three months endedMarch 31, 2018		March 31, 2019		December 31, 2018
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable

Service agreements(1)
Fresenius SE	32	5.182	70	5.724	1.064	3.149	378	4.019
Fresenius SE affiliates	940	24.652	876	24.455	849	7.946	681	8.470
Equity method investees	730	-	5.060	-	78	-	2.449	-
Total	1.702	29.834	6.006	30.179	1.991	11.095	3.508	12.489

Products
Fresenius SE affiliates	9.862	8.290	7.907	9.075	11.062	3.699	8.750	3.658
Equity method investees	-	151.645	-	121.021	-	112.907	-	57.975
Total	9.862	159.935	7.907	130.096	11.062	116.606	8.750	61.633

(1) In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,687 and €9,376 at March 31, 2019 and December 31, 2018, respectively.

Schedule of Related Party Lease Transactions
Lease agreements with related parties
in € THOUS
	For the three months endedMarch 31, 2019			For the three months endedMarch 31, 2018		March 31, 2019
	Depreciation	Interest expense	Lease expense (1)	Lease income	Lease expense	Right-of-use asset	Lease liability

Fresenius SE	1.214	137	854	-	2.069	35.219	35.286
Fresenius SE affiliates	3.089	353	161	-	3.692	97.966	98.116
Total	4.303	490	1.015	-	5.761	133.185	133.402

(1) Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.